Long-Term Payables (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Loans [Abstract]
Schedule of Long-Term Payables
	As of
	June 30, 2025	December 31, 2024
Payables for purchasing mining equipment
Opening balance	101,301	102,435
Repayment	-	(1,134)
Closing balance	101,301	101,301